MONEY MARKET OBLIGATIONS TRUST

Government Obligations Fund
Prime Obligations Fund
Treasury Obligations Fund
Trust Shares

Supplement to the Statement of Additional Information (SAI) dated September 30, 2003.

1. On page 13, under the SAI section entitled "Who Manages and provides Services to the Funds?" please insert the following between "Administrator" and "Custodian:"

ACCOUNT ADMINISTRATION

Each Fund pays FSSC an annual fee of 0.25% of the average daily net assets of the Fund's Trust Shares. FSSC uses this fee to compensate intermediaries for account administrative services relating to the Fund's Trust Shares. FSSC may voluntarily waive any portion of its fee.

2. Please replace the "FEES PAID BY THE FUNDS FOR SERVICES" with the following:


FEES PAID BY THE FUNDs FOR SERVICES
--------------------------------------------------------------------------------
For the Year Ended July31             2003               2002            2001
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--------------------------------------------------------------------------------
Advisory Fee Earned:
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--------------------------------------------------------------------------------
  Government Fund                  $21,459,834        $22,440,929    $17,595,598
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Prime Fund                       55,719,778         49,863,096      30,583,760
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Treasury Fund                    24,778,851         25,663,280      22,659,831
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Advisory Fee Reduction:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Government Fund                   9,052,814          9,618,384      8,098,794
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Prime Fund                       23,340,441         21,120,468      15,000,238
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Treasury Fund                    10,488,439         10,877,946      9,938,962
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Administrative Fee:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Government Fund                   8,068,897          8,440,491      6,624,743
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Prime Fund                       20,950,637         18,753,914      11,514,785
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Treasury Fund                     9,316,735          9,652,466      8,531,426
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Account Administration
Fee:1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Government Fund                    25,959               --              --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Prime Fund                          2,908               --              --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Treasury Fund                      33,341               --              --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
12b-1 Fee:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Government Fund                    25,959               --              --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Prime Fund                          2,908               --              --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Treasury Fund                      33,341               --              --
--------------------------------------------------------------------------------

Fees are allocated among classes based on their pro rata share of Fund assets, except for account administration and marketing (Rule 12b-1) fees, which are borne only by the applicable class of Shares.

1    For the period from  February 19, 2003 (start of  performance)  to July 31,
     2003.

                                                                   July 23, 2004

Cusip 60934N153
Cusip 60934N146
Cusip 60934N120
30925 (7/04)